Share Capital and Public Offerings (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		6 Months Ended
	Apr. 13, 2022	Mar. 05, 2022	Dec. 14, 2021	Apr. 25, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Feb. 02, 2021
Share Capital and Public Offerings (Details) [Line Items]
Issued common shares					22,000	19,564,512
Common shares offering, description				On April 25, 2022, the Company closed a registered direct offering with health-care focused institutional investors alongside participation from the Company’s Chairman of the Board of Directors, Ronald Hafner, for the purchase and sale of (i) 3,015,384 common shares, at a purchase price of $1.04 per share, and (ii) pre-funded warrants to purchase up to 1,184,616 common shares (the “Pre-Funded Warrants”) at a purchase price of $1.04 minus CHF 0.02 per Pre-Funded Warrant. The Chairman of our Board of Directors, Ronald Hafner, purchased 95,984 of the 3,015,384 common shares in the offering.
Warrants to purchase						3,150,000
Exercise price (in Dollars per share)						$ 1.04		$ 4.15
Initial exercise date						5 years
Aggregate gross proceeds, percentage						7.00%
Par value per share (in Dollars per share)		$ 0.02
Sale agreenent amount (in Dollars)					$ 31
Aggregate offering price (in Dollars)	$ 230
Gross proceeds percentage						3.00%
Treasury shares						1,778,592	1,474,853
Board allocated percent			15.00%
Warrant [Member]
Share Capital and Public Offerings (Details) [Line Items]
Warrants to purchase				3,150,000
Exercise price (in Dollars per share)				$ 1.04
Initial exercise date				5 years